Document And Entity Information (USD $) In Billions, except Share data in Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Nov. 09, 2012	Mar. 30, 2012
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Registrant Name	STARBUCKS CORP
Entity Central Index Key	0000829224
Current Fiscal Year End Date	--09-30
Entity Filer Category	Large Accelerated Filer
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 41
Entity Common Stock, Shares Outstanding		743.6